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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-08934

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                  VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)             With copies to:

               Joanne F. Osberg, Esq.                 Elizabeth J. Reza, Esq.
               Voya Investments, LLC                      Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100           Prudential Tower,
                Scottsdale, AZ 85258                    800 Boylston Street
                                                         Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

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      Date of fiscal year end: December 31

      Date of reporting period: July 1, 2021 - June 30, 2022

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08934
Reporting Period: 07/01/2021 - 06/30/2022
Voya Strategic Allocation Portfolios, Inc.


=============== Voya Strategic Allocation Conservative Portfolio ===============


SCHWAB STRATEGIC TRUST

Ticker:                      Security ID:  808524870
Meeting Date: JUN 01, 2022   Meeting Type: Special
Record Date:  MAR 07, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Walter W. Bettinger, II  For       For          Management
1.2   Elect Director Richard A. Wurster       For       For          Management
1.3   Elect Director Robert W. Burns          For       For          Management
1.4   Elect Director Nancy F. Heller          For       For          Management
1.5   Elect Director David L. Mahoney         For       For          Management
1.6   Elect Director Jane P. Moncreiff        For       For          Management
1.7   Elect Director Kiran M. Patel           For       For          Management
1.8   Elect Director Kimberly S. Patmore      For       For          Management
1.9   Elect Director J. Derek Penn            For       For          Management
1.10  Elect Director Michael J. Beer          For       For          Management




================== Voya Strategic Allocation Growth Portfolio ==================


This portfolio had no proxy voting activity during the reporting period.




================= Voya Strategic Allocation Moderate Portfolio =================


This portfolio had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.

By:    /s/ Dina Santoro
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       Dina Santoro
       President

Date:  August 22, 2022